Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
19. Income Taxes
Navigator Holdings Ltd and its vessel owning subsidiaries are incorporated in the Marshall Islands and under the laws of the Marshall Islands are not subject to tax on income or capital gains and no Marshall Islands withholding tax will be imposed on dividends paid by the Company to its stockholders. However, a number of the Company’s subsidiaries in the U.S, UK, Poland, Denmark and Singapore, as well as the Maltese VIE (please read Note 10—Variable Interest Entities to our consolidated financial statements) are subject to local taxes.

	Year Ended December 31, 2020	Year Ended December 31, 2021	Year Ended December 31, 2022
	(in thousands)
Income/(loss) before income taxes and share of result of equity method investments	$1,279	$(38,394)	$35,033
Tax expense at statutory rate	—	—	—

Total statutory tax charge	—	—	—
Tax charge in U.S. subsidiaries	—	855	5,052
Tax charge in UK subsidiaries	416	566	386
Tax charge in Polish subsidiary	31	345	171
Tax charge in Singapore subsidiary	77	47	—
Tax charge in Danish subsidiary	—	74	167
Tax charge in Maltese VIE ( note 10 )	93	82	99
Withholding taxes	—	—	74

Total tax charge	$617	$1,969	$5,949

Breakdown of current/deferred tax expense
Current tax expense	489	1,264	2,107
Deferred tax expense	128	705	3,842

Total corporate income tax	$617	$1,969	$5,949

The total of all deferred tax assets included in our balance sheet as of December 31, 2022, was $0.1 million and the total of all deferred tax liabilities is $4.3 million (December 31, 2021: $463,000 and $871,000 respectively). The deferred tax asset of $17.1 million includes $17.0 million related to carry forwards losses associated with our Export Terminal Joint Venture which can be utilized against 80% of our future profits, in any one year, from the terminal operations.

The U.S. losses relate to federal tax losses which can be carried forward indefinitely.
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2021, and 2022, respectively are in the following table.

	December 31, 2021	December 31, 2022
	(in thousands)
Deferred tax asset
Net operating losses carry forwards	$21,592	$17,029
Other temporary differences	388	116

Total deferred tax assets	21,980	17,145
Less valuation allowance	—	—

Deferred tax asset, net of valuation allowance	21,980	17,145

Deferred tax liabilities
Investment in joint venture	21,871	21,122
Other temporary differences	517	273

Total deferred tax liabilities	$22,388	$21,395

Net deferred tax asset/(liability)	(408)	(4,250)

The net deferred tax asset(liability) relates to deferred tax assets and liabilities in different jurisdictions.